Document And Entity Information	Apr. 20, 2021
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Apr. 20, 2021
Entity Registrant Name	The First of Long Island Corporation
Entity Incorporation, State or Country Code	NY
Entity File Number	001-32964
Entity Tax Identification Number	11-2672906
Entity Address, Address Line One	10 Glen Head Road
Entity Address, City or Town	Glen Head
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11545
City Area Code	516
Local Phone Number	671-4900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.10 par value per share
Trading Symbol	FLIC
Security Exchange Name	NASDAQ
Entity Central Index Key	0000740663
Entity Emerging Growth Company	false
Amendment Flag	false